Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

The composition and movement of intangible assets is as follows:

	Useful			Gross value						Accumulated amortization						Net carrying amount
	life			At December 31,
	years			2019		2018		2017		2019		2018		2017		2019		2018		2017
Software	1	–	4	Ps.	579,360	Ps.	503,467	Ps.	441,803	Ps.	(411,963)	Ps.	(324,343)	Ps.	(251,383)	Ps.	167,397	Ps.	179,124	Ps.	190,420

Balance as of January 1, 2017	Ps.	114,041
Additions		130,908
Disposals		(1,976)
Amortization		(52,396)
Exchange differences		(157)
Balance as of December 31, 2017		190,420
Additions		71,007
Disposals		(9,368)
Amortization		(72,885)
Exchange differences		(50)
Balance as of December 31, 2018		179,124
Additions		77,325
Disposals		—
Amortization		(87,667)
Exchange differences		(1,385)
Balance as of December 31, 2019	Ps.	167,397

Software amortization expense for the years ended December 31, 2019, 2018 and 2017 was Ps.87,667, Ps.72,885 and Ps.52,396, respectively. These amounts were recognized in depreciation and amortization in the consolidated statements of operations.